Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 40,188	€ 21,823	€ 5,678
CONSOLIDATED PROFIT FOR THE YEAR	8,207	7,486	7,334
Adjustments made to obtain the cash flows from operating activities	23,927	22,032	20,614
Depreciation and amortization	2,593	2,364	2,418
Other adjustments	21,334	19,668	18,196
Net increase/(decrease) in operating assets	18,349	17,966	69,587
Increase/(decrease) in financial assets held for trading	(18,114)	6,234	866
Increase/(decrease) in financial assets at fair value through profit or loss	3,085	(12,882)	2,376
Increase/(decrease) in financial assets available for sale	2,494	(7,688)	15,688
Increase/(decrease) in loans and receivables	32,379	27,938	53,880
Increase/(decrease) in other operating assets	(1,495)	4,364	(3,223)
Net increase/(decrease) in operating liabilities	30,540	13,143	49,522
Increase/(decrease) in financial liabilities held for trading	1,933	8,032	(2,655)
Increase/(decrease) in financial liabilities designated at fair value through profit or loss	19,906	(13,450)	(8,011)
Increase (decrease) in financial liabilities at amortized cost	12,006	21,765	58,568
Increase/(decrease) in other operating liabilities	(3,305)	(3,204)	1,620
Income tax recovered/(paid)	(4,137)	(2,872)	(2,205)
CASH FLOWS FROM INVESTING ACTIVITIES	(4,008)	(13,764)	(6,218)
Payments for investing	10,134	18,204	10,671
Payments for tangible assets	7,450	6,572	7,664
Payments for intangible assets	1,538	1,768	1,572
Payments for investments	8	48	82
Payments for subsidiaries and other business units	838	474	1,353
Payments for held-to-maturity investments	300	9,342
Proceeds from investing	6,126	4,440	4,453
Proceeds from tangible assets	3,211	2,608	2,386
Proceeds from intangible assets			2
Proceeds from investments	883	459	422
Proceeds from subsidiaries and other business units	263	94	565
Proceeds from non-current assets held for sale and associated liabilities	1,382	1,147	940
Proceeds from held-to-maturity investments	387	132	138
CASH FLOWS FROM FINANCING ACTIVITIES	4,206	(5,745)	8,960
Payments for financing	7,783	9,744	7,248
Payments for dividends	2,665	2,309	1,498
Payments of subordinated liabilities	2,007	5,112	2,239
Payments for acquisition of own equity instruments	1,309	1,380	3,225
Other payments related to financing activities	1,802	943	286
Proceeds from financing	11,989	3,999	16,208
Proceeds from subordinated liabilities	2,994	2,395	4,787
Proceeds from issuance of own equity instruments	7,072		7,500
Proceeds from disposal of own equity instruments	1,331	1,604	3,048
Other proceeds related to financing activities	592		873
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(5,845)	(3,611)	(522)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	34,541	(1,297)	7,898
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	76,454	77,751	69,853
CASH AND CASH EQUIVALENTS AT END OF PERIOD	110,995	76,454	77,751
Memorandum Items [Abstract]
Cash	8,583	8,413	7,436
Cash equivalents at central banks	87,430	54,637	56,556
Other financial assets	€ 14,982	€ 13,404	€ 13,759